Segment Information	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company currently operates two business segments, Property and Casualty and Accident and Health. The “Corporate & Other” segment represents the activities of the holding company, as well as income from the Company’s investment portfolio. The Company evaluates segment performance based on segment profit separately from the results of our investment portfolio. Other operating expenses allocated to the segments are called General and Administrative expenses which are allocated on an actual basis except salaries and benefits where management’s judgment is applied. In determining total assets by segment, the Company identifies those assets that are attributable to a particular segment such as deferred acquisition cost, reinsurance recoverable, goodwill, intangible assets and prepaid reinsurance while the remaining assets are allocated to Corporate & Other segment.

The following tables summarize the underwriting results of the Company’s operating segments:

Three Months Ended June 30, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$407,863	$60,610	$—	$468,473

Net premium written	358,096	60,460	—	418,556
Change in unearned premiums	3,527	(30,617)	—	(27,090)
Net earned premium	361,623	29,843	—	391,466
Ceding commission income - primarily related party	1,557	—	—	1,557
Service and fee income	23,389	15,097	—	38,486

Underwriting expenses:
Loss and loss adjustment expense	231,008	24,596	—	255,604
Acquisition costs and other underwriting expenses	61,440	12,978	—	74,418
General and administrative	64,715	12,344	—	77,059
Total underwriting expenses	357,163	49,918	—	407,081
Underwriting income (loss)	29,406	(4,978)	—	24,428
Net investment income	—	—	11,321	11,321
Other revenue	—	—	100	100
Equity in losses of unconsolidated subsidiaries	—	—	(2,610)	(2,610)
Interest expense	—	—	(2,519)	(2,519)
Provision for income taxes	—	—	(424)	(424)
Net income attributable to non-controlling interest	—	—	38	38
Net income (loss) attributable NGHC	$29,406	$(4,978)	$5,906	$30,334

Three Months Ended June 30, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$321,438	$9,251	$—	$330,689

Net premium written	137,823	9,181	—	147,004
Change in unearned premiums	7,546	—	—	7,546
Net earned premium	145,369	9,181	—	154,550
Ceding commission income - primarily related party	24,735	—	—	24,735
Service and fee income	20,363	11,043	—	31,406

Underwriting expenses:
Loss and loss adjustment expense	93,205	5,464	—	98,669
Acquisition costs and other underwriting expenses	25,505	6,717	—	32,222
General and administrative	61,620	6,792	—	68,412
Total underwriting expenses	180,330	18,973	—	199,303
Underwriting income	10,137	1,251	—	11,388
Net investment income	—	—	7,181	7,181
Net realized losses	—	—	(751)	(751)
Equity in earnings of unconsolidated subsidiaries	—	—	487	487
Interest expense	—	—	(573)	(573)
Provision for income taxes	—	—	(3,782)	(3,782)
Net income attributable to non-controlling interest	—	—	—	—
Net income attributable NGHC	$10,137	$1,251	$2,562	$13,950

Six Months Ended June 30, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$1,014,471	$100,144	$—	$1,114,615

Net premium written	886,094	99,947	—	986,041
Change in unearned premiums	(197,252)	(39,471)	—	(236,723)
Net earned premium	688,842	60,476	—	749,318
Ceding commission income - primarily related party	6,927	—	—	6,927
Service and fee income	45,062	30,130	—	75,192

Underwriting expenses:
Loss and loss adjustment expense	440,438	40,513	—	480,951
Acquisition costs and other underwriting expenses	117,213	31,578	—	148,791
General and administrative	128,236	25,022	—	153,258
Total underwriting expenses	685,887	97,113	—	783,000
Underwriting income (loss)	54,944	(6,507)	—	48,437
Net investment income	—	—	20,535	20,535
Other revenue	—	—	107	107
Equity in losses of unconsolidated subsidiaries	—	—	(1,487)	(1,487)
Interest expense	—	—	(3,112)	(3,112)
Provision for income taxes	—	—	(7,760)	(7,760)
Net income attributable to non-controlling interest	—	—	6	6
Net income (loss) attributable NGHC	$54,944	$(6,507)	$8,289	$56,726

Six Months Ended June 30, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Gross premium written	$671,736	$16,566	$—	$688,302

Net premium written	303,029	16,491	—	319,520
Change in unearned premiums	(12,813)	(1)	—	(12,814)
Net earned premium	290,216	16,490	—	306,706
Ceding commission income - primarily related party	49,992	—	—	49,992
Service and fee income	41,413	17,255	—	58,668

Underwriting expenses:
Loss and loss adjustment expense	189,178	12,693	—	201,871
Acquisition costs and other underwriting expenses	51,186	11,246	—	62,432
General and administrative	125,445	9,776	—	135,221
Total underwriting expenses	365,809	33,715	—	399,524
Underwriting income	15,812	30	—	15,842
Net investment income	—	—	13,654	13,654
Net realized gains	—	—	947	947
Other revenue	—	—	16	16
Equity in losses of unconsolidated subsidiaries	—	—	(324)	(324)
Interest expense	—	—	(916)	(916)
Provision for income taxes	—	—	(7,553)	(7,553)
Net income attributable to non-controlling interest	—	—	(44)	(44)
Net income attributable NGHC	$15,812	$30	$5,780	$21,622

The following tables summarize the financial position of the Company's operating segments as of June 30, 2014 and December 31, 2013:

June 30, 2014	Property and Casualty	Accident and Health	Corporate and Other	Total
Premiums and other receivables	$558,120	$100,841	$—	$658,961
Prepaid reinsurance premiums	69,070	—	—	69,070
Reinsurance recoverable on unpaid losses	904,403	—	—	904,403
Deferred commission and other acquisition costs	99,740	14,995	—	114,735
Goodwill and intangible assets, net	103,423	77,785	—	181,208
Corporate and other assets	—	—	1,850,054	1,850,054
Total	$1,734,756	$193,621	$1,850,054	$3,778,431

December 31, 2013	Property and Casualty	Accident and Health	Corporate and Other	Total
Premiums and other receivables	$434,433	$14,819	$—	$449,252
Prepaid reinsurance premiums	50,878	—	—	50,878
Reinsurance recoverable on unpaid losses	950,828	—	—	950,828
Deferred commission and other acquisition costs	59,048	1,064	—	60,112
Goodwill and intangible assets, net	93,769	63,146	—	156,915
Corporate and other assets	—	—	1,169,530	1,169,530
Total	$1,588,956	$79,029	$1,169,530	$2,837,515

The following table shows an analysis of the Company's gross and net premiums written and net premiums earned by geographical location for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30,
	2014	2013
Gross premiums written - North America	$418,729	$330,689
Gross premiums written - Europe	49,744	—
Net premiums written - North America	161,184	72,615
Net premiums written - Bermuda	186,865	66,950
Net premiums written - Europe	70,507	7,439
Net premiums earned - North America	164,707	80,161
Net premiums earned - Bermuda	186,865	66,075
Net premiums earned - Europe	39,894	8,314

	Six Months Ended June 30,
	2014	2013
Gross premiums written - North America	$1,034,640	$688,302
Gross premiums written - Europe	79,975	—
Net premiums written - North America	571,319	181,250
Net premiums written - Bermuda	301,271	120,943
Net premiums written - Europe	113,451	17,327
Net premiums earned - North America	374,053	168,436
Net premiums earned - Bermuda	301,271	122,693
Net premiums earned - Europe	73,994	15,577